Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of supplemental information, operating leases
Supplemental information related to operating leases was as follows:

	As of December 31,
(in thousands)	2024	2023
Cash paid for amounts included in the measurement of operating lease liabilities	€3,647	€3,722
Weighted average remaining lease term	13.4 years	14.4 years
Weighted average discount rate	3.4%	3.4%

Schedule of maturities of operating lease liabilities
Maturities of operating lease liabilities are as follows:

Year ended December 31,
(in thousands)	2024
2025	€3,630
2026	3,560
2027	3,560
2028	3,560
2029	3,560
2030 and thereafter	29,959
Total lease payments	47,829
Less: imputed interest	(9,396)
Total	€38,433